RETIREMENT AND POSTRETIREMENT BENEFITS - CONTRIBUTIONS AND EXPECTED BENEFIT PAYMENTS (Details) - Spectra Energy Corp CAD in Millions	6 Months Ended
Jun. 30, 2017 CAD
Benefits Expected to be Paid by the Company
Expected future benefit payments for remainder of 2017	CAD 124
Expected future benefit payments for 2018	150
Expected future benefit payments for 2019	151
Expected future benefit payments for 2020	157
Expected future benefit payments for 2021	153
Expected future benefit payments for 2022-2026	CAD 820
Pension
Pension and Other Postretirement Benefits
Contributions expected to be paid in 2017	25
OPEB
Pension and Other Postretirement Benefits
Contributions expected to be paid in 2017	8